Stock Options and Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Option Outstanding Beginning balance (in Shares)	873,420	75
Weighted Average Exercise Price Outstanding Beginning balance	$ 4.41	$ 4,369.60
Option Outstanding Assumed in recapitalization (in Shares)		89,735
Weighted Average Exercise Price Assumed in recapitalization		$ 4.75
Option Outstanding Cancelled in recapitalization (in Shares)		(75)
Weighted Average Exercise Price Cancelled in recapitalization		$ 4,369.60
Option Outstanding Granted post-recapitalization (in Shares)		783,747
Weighted Average Exercise Price Granted post-recapitalization		$ 4.37
Options Outstanding Granted (in Shares)	817,338
Weighted Average Exercise Price Granted	$ 2.24
Options Outstanding Exercised (in Shares)
Weighted Average Exercise Price Exercised
Options Outstanding Expired or cancelled		(62)
Weighted Average Exercise Price Expired or cancelled		$ 28.00
Option Outstanding Ending balance (in Shares)	1,690,758	873,420
Weighted Average Exercise Price Outstanding Ending balance	$ 3.36	$ 4.41
Option Outstanding Exercisable (in Shares)	953,232
Weighted Average Exercise Price Exercisable	$ 4.27